UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: October 14, 2015 to November 13, 2015

Commission File Number of issuing entity: 333-184376-09

Central Index Key Number of issuing entity: 0001587981

COMM 2013-CCRE12 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-184376

Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294

German American Capital Corporation

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761

Cantor Commercial Real Estate Lending, L.P.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886

UBS Real Estate Securities Inc.

(Exact name of sponsor as specified in its charter)

Lainie Kay (212) 250-2500

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918802
38-3918803
38-7109049

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑M			X
B			X
PEZ			X
C			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On November 13, 2015 a distribution was made to holders of the certificates issued by COMM 2013-CCRE12 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the historical delinquency and loss information for the trust assets for the COMM 2013-CCRE12 Mortgage Trustexpressed in 30 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

CREFC Delinquent Loan Status Report – Part B Delinquency Summary As of 20151113
Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0‐29	63	1,178,449,810.44
30‐59	0	0
60‐89	0	0
90‐120	0	0
121+	0	0
Total	63	1,178,449,810.44

No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2013-CCRE12 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from October 14, 2015 to November 13, 2015.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 10, 2015. The CIK number of the Depositor is 0001013454.

German American Capital Corporation ("GACC”), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 10, 2015. The CIK number of GACC is 0001541294.

Cantor Commercial Real Estate Lending, L.P. ("CCRE”), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 5, 2015. The CIK number of CCRE is 0001558761.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 6, 2015. The CIK number of UBS is 0001541886.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The 175 West Jackson Mortgage Loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement filed with the SEC on August 13, 2013 for COMM 2013-CCRE12 Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $20,499,819.00 for the period from December 1, 2014 through August 31, 2015.

The Miracle Mile Shops Mortgage Loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement filed with the SEC on August 13, 2013 for COMM 2013-CCRE12 Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $23,183,770.00 for the period from January 1, 2015 through June 30, 2015.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by COMM 2013-CCRE12 Mortgage Trust, relating to the November 13, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation

(Depositor)

/s/ Helaine M. Kaplan

Helaine M. Kaplan, President

Date: November 23, 2015

/s/ Andrew Mullin

Andrew Mullin, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

Date: November 23, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by COMM 2013-CCRE12 Mortgage Trust, relating to the November 13, 2015 distribution.